Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 45,208	$ 38,303
Less: accumulated depreciation	(1,663)	(868)
Total property and equipment, net	43,545	37,435
Office furniture and lab equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	721	648
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,304	1,109
Equipment and machinery [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	4,326	2,766
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	647	544
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	156	132
Land [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	6,314	6,314
Production line [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 31,740	$ 26,790